SCHEDULE OF EQUITY METHOD INVESTMENTS (Details)	Dec. 31, 2024 USD ($)
Carrying value
Equity Method Investments [Member]
Carrying value
Qingdao Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Ownership percentage	47.00%
Carrying value
Yunnan Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Ownership percentage	40.00%
Carrying value
Jiangsu Taoping IoT Technology Co Ltd [Member] | Equity Method Investments [Member]
Ownership percentage	25.00%
Carrying value
Jiangsu Taoping New Media Co Ltd [Member] | Equity Method Investments [Member]
Ownership percentage	21.00%
Carrying value